RELATED PARTY BALANCES AND TRANSACTIONS - Schedule of transactions with related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Purchase of merchandise from related parties	¥ 92,115	¥ 205,275	¥ 367,342
Zhaomu
Purchase of merchandise from related parties		53,790	103,269
Bixin
Purchase of merchandise from related parties	7,637	31,825	69,311
Zhengdao
Purchase of merchandise from related parties		28,372	31,418
Yunnong
Purchase of merchandise from related parties	4,301	21,453	8,006
Tianshi
Purchase of merchandise from related parties	11,256	17,021	25,295
Haomei
Purchase of merchandise from related parties		16,404	13,443
Weixin
Purchase of merchandise from related parties	14,508	9,214	79,309
Siwei
Purchase of merchandise from related parties	2,441	7,710	5,626
Yunmu
Purchase of merchandise from related parties		4,543
Misili
Purchase of merchandise from related parties	1,091	3,315	8,230
Huaji
Purchase of merchandise from related parties	4,265	2,573	0
Yuncheng
Purchase of merchandise from related parties	13,147	2,239
JiAo
Purchase of merchandise from related parties		1,712
Yunding
Purchase of merchandise from related parties	869	1,652
Langfei
Purchase of merchandise from related parties		1,117	3,507
Xingsheng
Purchase of merchandise from related parties	11,768	600
Zhangtaihe
Purchase of merchandise from related parties		482	16,400
Small Ye Group
Purchase of merchandise from related parties		307	3,097
Liumang Yike
Purchase of merchandise from related parties	1,498
Jimi
Purchase of merchandise from related parties	17,519
Poyun
Purchase of merchandise from related parties	801
Others
Purchase of merchandise from related parties	¥ 1,014	¥ 946	¥ 431